Equity-Based Compensation (Details) - Schedule of table summarizes profits interest unit activity - Stock Options [Member] - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Equity-Based Compensation (Details) - Schedule of table summarizes profits interest unit activity [Line Items]
Profit Interest Units, Units outstanding at January 1, 2020	5,675,000
Weighted Average Distribution Hurdle per Unit, Units outstanding at January 1, 2020	$ 1.75
Aggregate Intrinsic Value, Units outstanding at January 1, 2020
Profit Interest Units, Units outstanding at December 31, 2020	5,663,000	5,675,000
Weighted Average Distribution Hurdle per Unit, Units outstanding at December 31, 2020	$ 0.26	$ 1.75
Aggregate Intrinsic Value, Units outstanding at December 31, 2020	$ 5,923
Profit Interest Units, Units vested at December 31, 2020	5,157,000
Weighted Average Distribution Hurdle per Unit, Units vested at December 31, 2020	$ 0.27
Aggregate Intrinsic Value, Units vested at December 31, 2020	$ 5,565
Profit Interest Units, Granted	4,844,000
Weighted Average Distribution Hurdle per Unit, Granted	$ 0.1
Aggregate Intrinsic Value, Granted
Profit Interest Units, Cancelled	(4,856,000)
Weighted Average Distribution Hurdle per Unit, Cancelled	$ 1.83
Aggregate Intrinsic Value, Cancelled